LONG-TERM INVESTMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) investment
Long-term investments
Gross unrealized gain	$ 2	$ 2,963
Cost method investments
Long-term investments
After tax other-than-temporary impairment charge	$ 10,000	4,500	$ 66,600
Ownership percentage	21.00%
Equity method investments
Long-term investments
After tax other-than-temporary impairment charge	$ 600		$ 4,200
Number of investments with other-than-temporary impairment charges (investment) | investment			1
Marketable equity security
Long-term investments
Cost basis		5,000
Gross unrealized gain		$ 2,600